Restricted Investments - Reconciliation of Movement in Investments Held by Environmental Trust Funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Restricted investments	R 5,083	R 3,535
Fair value gain	43	118	R 64
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	5,064	3,513	3,273
Acquisitions Through Business Combinations, Restricted Investments	1,268	0
Interest income	174	163	R 168
Fair value gain	138	77
Dividend received	5	0
Equity-linked deposits acquired/(matured)	400	(490)
(Maturity)/acquisition of fixed deposits	(428)	456
Net transfer of cash and cash equivalents	28	34
Withdrawal of funds for rehabilitation work performed	R (34)	R 0